Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net
10.	Property and equipment, net

Property and equipment consists of the following:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Cost:
Buildings	75,092	75,092
Motor vehicles	11,185	9,889
Leasehold improvements	71,136	24,252
Equipment, fixture and furniture, and other fixed assets	49,823	31,307

Total cost	207,236	140,540

Less: Accumulated depreciation	60,345	54,737

Property and equipment, net	146,891	85,803

Depreciation expense recognized for the years ended December 31, 2019,2020 and 2021 were RMB 52,622, RMB 50,319 and RMB 33,219, respectively.

As of December 31, 2019,2020 and 2021, the ownership certificates for buildings with carrying value of RMB24,218, nil and nil have not been obtained, respectively.

As of December 31, 2019,2020 and 2021, the buildings with carrying value of RMB60,328, RMB56,573and RMB52,818 have been pledged for the purpose of obtaining bank facilities.